Initial Public Offering (Detail) - $ / shares		4 Months Ended	6 Months Ended
	Oct. 09, 2020	Dec. 31, 2020	Jun. 30, 2021	Jul. 16, 2021
Initial Public Offering [Line Items]
Purchase price of per unit				$ 10.00
IPO [Member] | Empower Ltd [Member]
Initial Public Offering [Line Items]
Sale of stock units	25,000,000	25,000,000	25,000,000
Purchase price of per unit	$ 10.00	$ 10.00	$ 10.00
Ordinary share exercise price per share		11.50	11.50
Public warrant, description		Each unit consists of one Class A ordinary share and one-third of one redeemable warrant (“public warrant”). Each whole public warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 9).	Each unit consists of one Class A ordinary share and one-third of one redeemable warrant (“public warrant”). Each whole public warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 10).